MATERIAL COMMITMENTS	12 Months Ended
Dec. 31, 2022
MATERIAL COMMITMENTS
MATERIAL COMMITMENTS:

NOTE 18 — MATERIAL COMMITMENTS:

The Company’s UK subsidiaries had signed several agreements with the European Space Agency (hereinafter: “ESA” or “The Agency”) as part of the Agency’s ARTES programs. The objectives of ARTES programs are to ensure the readiness of the industry to respond to commercial opportunities by focusing the activities on technological innovation in equipment, systems and applications for satellite communication, resulting in products ready for future exploitation within either the commercial or institutional market. Accordingly, the Agency had agreed to participate in the funding of the development of an integrated chip sets for several industries, which includes both hardware and software. The Agency’s participation varies between 50%-75% of the cost, depending on the nature of the engagement.

The grants are recognized in the statement of operations as a reduction of research and development expenses and are recognized when the Company is entitled, on the basis of the accumulation of expenses for which the grants are received.

The Agency do not require any future royalties nor any ownership of the Intellectual Property (“IP”) resulting from the development which is owned by the Company’s UK subsidiaries, however, the agreement do stipulates that the IP will be available to the Agency on a free, worldwide license for its own requirements, The Agency can require the Company to license the IP to certain bodies that are part of specified Agency programs, for the Agency’s own requirements on acceptable commercial terms and can also require the Company to license the IP to any other third party for purposes other than the Agency’s requirements subject to the approval of the Company that those other purposes do not contradict its commercial interests.

Grants received from ESA are recognized in the statement of operations as a reduction of the research and development expenses and are recognized when the Company is entitled, on the basis of the accumulation of expenses for which the grants are received.

The Subsidiary also participated in programs that were financed by the Government of Israel for supporting research and development activities. As of December 31, 2022, the Subsidiary had obtained grants from the Israel Innovation Authority to finance its research and development programs in the aggregate of $6,334 thousand, of which $3,289 bear royalties.

In return for financing these programs, the Subsidiary committed to pay the Israel Innovation Authority royalties of 3%-4% of total sales of products from revenues related to these programs. The royalties will be paid up to a maximum amount representing 100% of total grants received and are linked to the U.S. dollar exchange rate with the addition of an annual dollar interest rate. As of December 31, 2022, and December 31, 2020 the Subsidiary has accumulated liability in respect of royalties to the Israel Innovation Authority in the amount of $314 and $916 thousand, respectively, representing 3%−4% of revenues.

As of December 31, 2022, and December 31, 2021, the Subsidiary has a contingent liability to the Chief Scientist in the amount of $1,107 and $1,368, respectively, based on discounted future royalties at an interest rate of 20%, respectively.

Legal proceedings

The Company, SatixFy Limited, and certain shareholders and directors of the Company (the “Defendants”) were served with two lawsuits filed in the district court in Tel Aviv on March 22, 2022, by certain plaintiffs purporting to be stockholders of the Company (the “Plaintiffs”). Based on their prior stakes in Satixfy Limited, a company incorporated in Hong Kong, whose business was assigned to the Company in exchange for the issuance of equivalent holdings in the Company, except for certain shares placed in trust for the benefit of certain service providers, the Plaintiffs claim they are entitled to an aggregate of 2,000,000 Ordinary Shares of the Company and that the said trust mechanism does not pertain to them. The Plaintiffs ask for the amendment of the Company’s shareholders register accordingly, (ii) an order enjoining the defendants from executing any transaction or taking any other action that could adversely and disproportionally affect the Plaintiffs’ rights as shareholders, and (iii) the Defendants to notify the relevant regulatory authorities of the plaintiffs’ claim. The Company issued and placed in trust sufficient shares to provide for the Plaintiffs’ alleged stakes in the Company should they prevail on the merits. In May 2022, the court rejected plaintiff’s request for injunctive relief and ordered the appointment of a former judge, as the new trustee to exercise fiduciary authority over such shares. The plaintiffs’ claim on the merits remains pending. The Company believes that these proceedings will not have a material impact on the Company.

NOTE 18 — MATERIAL COMMITMENTS: (continued)

On October 27, 2022, Sensegain Prodigy Cayman Fund SP3 (“Sensegain”) defaulted on its commitment to purchase units it had subscribed for in connection with the PIPE financing pursuant to its Subscription Agreement with the Company and Endurance. As a result of the default, out of the $29,100,000 previously committed by subscribers pursuant to the Subscription Agreements, the Company received $20 million in proceeds from the PIPE financing. On December 12, 2022, the Company filed a complaint against Sensegain in the New York Supreme Court, County of New York, seeking specific performance by Sensegain under the Subscription Agreement or, in the alternative, damages in the amount Sensegain owes pursuant to the Subscription Agreement (plus applicable interest and fees). The Company intends to enforce Sensegain’s obligations under the Subscription Agreement and has not registered for resale the portion of escrowed shares thereunder which may be released to Sensegain under certain conditions if it performs its obligations under its Subscription Agreement (otherwise, such shares will be released to the Company’s shareholders prior to the Business Combination and to the Sponsor, as applicable).

Covenants

The Francisco Partners loan has several Covenants- See note 11.

Royalty commitments

The Company receives research and development grants from the Israel Innovation Authority (the “IIA”). In consideration for the research and development grants received from the IIA, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. If the Company does not generate sales of products developed with funds provided by the IIA, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable at the rate of 3%-4% from the time of commencement of sales of all of the Company’s products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, plus interest at LIBOR.